Intangible assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Liabilities - Intangible assets, Favorable Lease
	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2018	$83,716	$(79,384)	$4,332
Additions/ (Amortization)	—	(1,166)	(1,166)
Favorable lease terms December 31, 2019	$83,716	$(80,550)	$3,166
Additions/ (Amortization)	—	(1,166)	(1,166)
Favorable lease terms December 31, 2020	$83,716	$(81,716)	$2,000
Additions/ (Amortization)	112,138	(13,716)	98,422
Favorable lease terms December 31, 2021	$195,854	$(95,432)	$100,422

Intangible Assets and Liabilities - Amortization of Favorable Lease Terms
	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Favorable lease terms	$(13,716)	$(1,166)	$(1,166)
Total	$(13,716)	$(1,166)	$(1,166)

Intangible Assets and Liabilities - Aggregate Amortizations of Intangible Assets
Year	Amount
2022	$21,836
2023	18,156
2024	18,120
2025	14,251
2026 and thereafter	28,059
Total	$100,422

Intangible Assets and Liabilities - Intangible Assets, Unfavorable Lease
	Cost	Accumulated Amortization	Net Book Value
Unfavorable lease terms December 31, 2020	$—	$—	$—
Additions/ (Amortization)	231,019	(108,538)	122,481
Unfavorable lease terms December 31, 2021	$231,019	$(108,538)	$122,481

Intangible Assets and Liabilities - Amortization of Unfavorable Lease Terms
	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Unfavorable lease terms	$108,538	$—	$—
Total	$108,538	$—	$—

Intangible Assets and Liabilities - Aggregate Amortization of Intangible Liabilities
Year	Amount
2022	$68,142
2023	25,889
2024	13,184
2025	11,680
2026 and thereafter	3,586
Total	$122,481